Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Sales		$ 17,502,226	$ 20,843,086
Cost of sales		(16,046,660)	(18,941,243)
Gross profit		1,455,566	1,901,843
Operating expenses:
Selling and marketing expenses		(1,072,696)	(1,010,350)
General and administrative expenses		(3,036,411)	(4,202,385)
Research and development costs		(1,272,809)	(1,564,969)
Total operating expenses		(5,381,916)	(6,777,704)
Operating loss		(3,926,350)	(4,875,861)
Other income (expenses):
Interest expense, net		(960,100)	(1,227,192)
Other income, net		(82,782)	422,009
Total other expenses, net		(1,042,882)	(805,183)
Loss before income taxes		(4,969,232)	(5,681,044)
Income tax expense			(42)
Net loss		(4,969,232)	(5,681,086)
Net loss attributable to non-controlling interests		(215,252)	(501,672)
Net loss attributable to Ostin Technology Group Co., Ltd.		(4,753,980)	(5,179,414)
Net loss		(4,969,232)	(5,681,086)
Other comprehensive income (loss):
Foreign currency translation adjustment		220,027	953,158
Comprehensive loss		(4,749,205)	(4,727,928)
Comprehensive (loss) income attributable to non-controlling interests		(272,126)	(559,681)
Comprehensive loss attributable to Ostin Technology Group Co., Ltd.		$ (4,477,079)	$ (4,168,247)
Loss per share
Basic Loss per share (in Dollars per share)	[1]	$ (0.8)	$ (74.59)
Diluted Loss per share (in Dollars per share)	[1]	$ (0.8)	$ (74.59)
Weighted average number of ordinary shares outstanding
Basic Weighted average number of ordinary shares outstanding (in Shares)		5,963,920	69,439
Diluted Weighted average number of ordinary shares outstanding (in Shares)		5,963,920	69,439

[1]	The financial statements give retroactive effect to the August 5, 2025 one-for-twenty-five reverse share split.